SHARE-BASED COMPENSATION - Schedule of Share-based Payment Arrangement Restricted Stock Unit Activity (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022 CNY (¥) $ / shares shares	Dec. 31, 2021 CNY (¥) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
2018 Plan
Weighted average exercise price
Outstanding | $ / shares	$ 1.00
Outstanding | $ / shares	1.00	$ 1.00
2020 Plan
Weighted average exercise price
Outstanding | $ / shares	7.61
Granted | $ / shares	9.20
Outstanding | $ / shares	8.78	7.61
2021 Plan
Weighted average exercise price
Outstanding | $ / shares	26.44
Granted | $ / shares	9.20
Outstanding | $ / shares	$ 17.23	$ 26.44
Restricted share units | 2020 Plan
Numbers of shares
Numbers of shares, Outstanding	1,481,791
Granted	755,734
Vested	(484,523)
Forfeited	(192,848)
Numbers of shares, Outstanding	1,560,154	1,481,791
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	9 years	8 years 11 months 12 days
Aggregate intrinsic value, Outstanding | ¥	$ 7,665	$ 30,531
Restricted share units | 2021 Plan
Numbers of shares
Numbers of shares, Outstanding	1,656,253
Granted	821,215
Vested	(602,271)
Forfeited	(192,126)
Numbers of shares, Outstanding	1,683,071	1,656,253
Weighted average exercise price
Weighted average remaining contractual term, Outstanding	9 years 4 months 6 days	9 years 6 months 25 days
Aggregate intrinsic value, Outstanding | $			$ 8,269	$ 34,126